UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, Inc.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		August 04, 2008


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		44

Form 13F Information Table Value Total:		$ 661,573,000















List of Other Included Managers:			None

FORM 13F INFORMATION TABLE



         Column 1            Column 2   Column 3    Column 4  Column 5          Column 6   Column 7  Column8

                                                      VALUE    SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASCUSIP       (x$1000)   PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

ALLETE                     Common       018522300       19,005  452,500sh         sole                431,900
AMERIS BANCORP             Common       03076K108        9,7421,119,731sh         sole              1,070,363
AMETEK INC                 Common       031100100       27,408  580,433sh         sole                561,557
ASTORIA FINANCIAL CORP     Common       046265104       16,069  800,256sh         sole                772,397
BENJAMIN FRANKLIN BANCORP ICommon       082073107          194   15,000sh         sole                 15,000
CAMBRIDGE BANCORP          Common       132,152,109        690   25,782sh         sole                 25,782
CAPITAL ONE FINANCIAL CORP Common       14040H105       21,545  566,816sh         sole                551,728
COLONY BANKCORP INC.       Common       19623P101        5,009  451,287sh         sole                429,236
COMMUNITY CAPITAL CORP.    Common       20363C102           95    8,050sh         sole                  8,050
COMMUNITY FINANCIAL CORPORACommon       20365L100          186   23,936sh         sole                 23,936
DANVERS BANCORP INC.       Common       236,442,109        220   20,000sh         sole                 20,000
FAIRPOINT COMMUNICATIONS INCommon       305,560,104         65    9,075sh         sole                  8,609
FORD MOTOR COMPANY         Common       345,370,860     12,2522,547,272sh         sole              2,426,639
FPL GROUP INC.             Common       302,571,104     28,521  434,903sh         sole                421,940
GENERAL DYNAMICS CORP.     Common       369,550,108     28,604  339,720sh         sole                330,038
HEALTH NET INC COM         Common       42222G108       13,911  578,200sh         sole                552,400
IDEARC INC.                Common       451,663,108         24   10,083sh         sole                  9,466
INTERNATIONAL BANCSHARES COCommon       459,044,103     17,618  824,450sh         sole                791,422
MAC-GRAY CORP              Common       554,153,106     17,2601,470,158sh         sole              1,395,656
MARATHON OIL CORP          Common       565,849,106     28,350  546,558sh         sole                529,496
NEW ENGLAND BANCSHARES, INCCommon       643,863,202        154   15,000sh         sole                 15,000
NORTHRIM BANCORP INC.      Common       666,762,109        616   33,957sh         sole                 33,957
PEOPLES BANCORP INC        Common       709,789,101        415   21,850sh         sole                 21,850
PRAXAIR INC.               Common       74005P104       31,996  339,518sh         sole                329,760
SOUND FINANCIAL INC        Common       83607Y108          182   20,000sh         sole                 20,000
SOUTHWEST BANCORP INC.     Common       844,767,103     15,8901,381,706sh         sole              1,337,877
SOVEREIGN BANCORP INC      Common       845,905,108     14,9852,036,032sh         sole              1,971,727
STEWART INFORMATION SERVICECommon       860,372,101     11,426  590,799sh         sole                564,560
THE CHUBB CORPORATION      Common       171,232,101     18,881  385,250sh         sole                375,900
TORO CO                    Common       891,092,108     14,335  430,877sh         sole                411,865
UNITEDHEALTH GROUP INC     Common       91324P102       14,167  539,687sh         sole                516,163
VERIZON COMMUNICATIONS     Common       92343V104       18,784  530,632sh         sole                508,524
WEBSTER FINANCIAL CORP - CTCommon       947,890,109     12,941  695,748sh         sole                667,887
WELLPOINT INC (NEW)        Common       94973V107       25,000  524,541sh         sole                506,102
WESCO INTERNATIONAL INC    Common       95082P105       19,284  481,611sh         sole                460,999
AUTOLIV INC.               ADR          052800109       54,4381,167,692sh         sole                997,799
BHP BILLITON LTD - SPON ADRADR          088606108       64,114  752,604sh         sole                554,801
CEMEX SA - SPONS ADR PART CSpsrd ADR    151,290,889     68,7172,782,072sh         sole              2,361,477
METHANEX CORPORATION (US SHADR          59151K108          339   12,100sh         sole                  5,950
SAMSUNG ELECTRONICS COMMON-GDR          796,050,888     16,274   55,213sh         sole                 23,371
SAMSUNG ELECTRONICS PFD N/VGDR          796,050,201        107      500sh         sole                    500
SK TELECOM CO LTD ADR      ADR          78440P108       11,720  564,268sh         sole                201,835
ISHARES MSCI EAFE SMALL CAPExchange Fund464288273           22      500sh         sole                    500
SPDR S&P INTL SMALL CAP    Exchange Fund78463X871           18      600sh         sole                    600






















